11 ACQUISITION OF HIP DIGITAL MEDIA: Schedule of Purchase Price Allocation - Hip Digital Media (Details)	Dec. 31, 2017 USD ($)
Details
Intellectual property	$ 2,300,000
Customer relationships	960,000
Music label contracts	980,000
Goodwill	3,139,436
Company's purchase price allocation	$ 7,379,436